UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Technology Leaders Fund

Annual Report
10.31.06

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial
statements
page 20

Trustees and officers
page 32

For more information
page 36

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks capital appreciation by normally investing at least 80% of its assets in companies that the manager believes are, or have the potential to be, technology leaders.

Over the last twelve months

► Although they lagged the broader equity market, technology stocks posted strong gains for the period.

► The Fund underperformed its benchmarks, primarily due to its underweighting in large-cap stocks and unfavorable stock selection.

► The Fund’s best performers were a diverse group, led by Internet-related companies.

Top 10 holdings

Trident Microsystems, Inc.	4.2%	Microsoft Corp.	3.1%

Corning, Inc.	3.6%	Akamai Technologies, Inc.	3.1%

Cisco Systems, Inc.	3.3%	MEMC Electronic Materials, Inc.	3.1%

Quality Systems, Inc.	3.2%	Macrovision Corp.	3.0%

Apple Computer, Inc.	3.1%	Adobe Systems, Inc.	3.0%

As a percentage of net assets on October 31, 2006.

1

Manager’s report

John Hancock
Technology Leaders Fund

Although they lagged the overall stock market, technology stocks posted strong returns for the 12 months ended October 31, 2006. Like the broader equity market, tech stocks rose and fell in response to changing expectations regarding the economy, interest rates and inflation. Early on, the tech group rallied strongly amid investors’ optimism about a prolonged period of steady economic growth in an environment characterized by moderate interest rate hikes and benign inflation. Adding to investors’ enthusiasm was the fact that many companies in the group posted better-than-expected earnings growth in response to continued strong consumer outlays on an array of electronic products, an increase in spending on tech goods and services by Corporate America and surging global demand. However, tech stocks suffered a painful drubbing from May through July, coming under pressure due to the market’s general concern about slowing economic growth, rising interest rates and the slowing U.S. housing market. Those macroeconomic fears translated into worries about a potential decrease in demand for technology, ballooning inventories and, ultimately, lower earnings for tech companies. Also adding to tech stocks’ malaise was the backlash from the options backdating controversy. More than 100 companies — many of them technology concerns — have been accused of retroactively setting the grant date of their executive stock options

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

Akamai	▲	Buoyed by strong sales
Technologies

Advanced Micro	▲	Gains market share on rival Intel
Devices

Broadcom	▼	Earnings fail to live up to investors’ expectations

2

Portfolio Manager, MFC Global Investment Management (U.S.), LLC
Thomas P. Norton, CFA

to a time when the stock was trading at a low price. That made some investors leery of the group overall. In the final months of the period, tech stocks staged a strong rebound. Instead of slowing, both the global economy and the tech sector continued to grow, as orders and exports enjoyed significant gains. That allowed the vast majority of tech firms to report strong earnings gains that beat estimates.

“Like the broader equity
market, tech stocks rose and
fell in response to changing
expectations regarding the
economy, interest rates and
inflation.”

Performance

For the 12 months ended October 31, 2006, John Hancock Technology Leaders Fund’s Class A, Class B, Class C and Class I shares posted total returns of 7.41%, 6.77%, 6.66% and 7.96%, respectively, at net asset value. During the same 12-month period, the NASDAQ 100 Stock Index returned 10.22%, the average Morningstar specialty/technology fund returned 10.04% 1 and the Standard & Poor’s 500 Index returned 16.34% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

Leaders

Investors bid up the shares of Akamai Technologies, Inc., Advanced Micro Devices and Garmin Ltd. — all of which generated strong returns for the Fund in the period. Akamai, which provides Internet delivery services for Web sites and corporations, served us well, as the company

Technology Leaders Fund

3

generated strong sales. Semiconductor chip maker Advanced Micro Devices also performed well, buoyed in part by its ability to grab market share from long-time industry leader Intel. Garmin, maker of GPS navigational systems used in cars, airplanes, boats and even cell phones, enjoyed healthy profits and strong growth. Elsewhere, two larger-cap holdings worked in our favor. Apple Computer, Inc., enjoyed solid top and bottom line growth, thanks initially to the ongoing success of the iPOD, and later to stronger sales of its PC products. Cisco Systems, Inc., which makes routers, switchers and other networking gear, benefited from strong revenue and profit growth in response to increases in global spending on its products and services.

INDUSTRY DISTRIBUTION[2]
Communications
equipment	19%
Systems software	16%
Internet software &
services	9%
Semiconductors	7%
Wireless
telecommunication
services	6%
Computer storage &
peripherals	5%
Semiconductor
equipment	5%
Computer hardware	4%
Application software	3%
Oil & gas equipment &
services	3%
Computer & electronic
retail	2%
Data processing &
outsourced services	2%
Electronic manufacturing
services	2%
Household appliances	2%
Human resource &
employment services	2%
Integrated oil & gas	2%
All others	3%

Disappointments

On the other hand, our disappointments included Broadcom Corp., maker of semiconductor chips for set-top boxes, cable modems, network communications equipment and a variety of other items. It declined sharply early in the period in response to disappointing financial results. We eliminated our position in Broadcom based on our view that the company’s problems could linger for some time. Shares of Red Hat, Inc., the open-source-software developer, also sank due to the company’s disappointing earnings results, stemming partly from the company’s recent acquisition of rival JBoss. Investors also were troubled by Oracle’s decision to enter the open-source-software business. We took advantage of Red Hat’s stock price weakness to add to our stake in the company at attractive prices, because we believe that investors overreacted to its recent challenges and that its long-term prospects are solid.

Elsewhere, XM Satellite Radio Holdings, Inc. underperformed, posting a wider quarterly loss and cutting its subscriber estimate for the year. The company blamed a weaker overall retail environment along with problems with portable units. Because of a Federal Communications Commission investigation into how those radios transmit programming to car stereos, the company had to pull many of them from store shelves. Online search giant Yahoo!, Inc. also worked against us, facing increased competition for online advertising dollars from both new and established rivals.

Technology Leaders Fund

4

Outlook

Over the near term, we’re optimistic about the prospects for technology stocks. Over the past five years, the group has tended to do well in the fourth quarter of the year, in part due to the rising seasonality of  the business. Consumer purchases of PCs and consumer electronics now makes that sector much more dependent on certain periods such as the U.S. holiday shopping season. Furthermore, corporations may deploy some of their unspent information technology budget before they lose it at year end. Finally, technology stocks have lagged those from other industries for most of 2006, which potentially makes them attractive to value-seeking investors. For 2007, our outlook is contingent on the strength of the economy and the direction of interest rates. A deeper-than-expected housing downturn could cause consumers and businesses alike to tighten their purse strings, which may bode poorly for the technology industry. If, on the other hand, the economy continues to expand at a moderate, non-inflationary pace, and consumer spending remains solid, technology stocks could perform well. Beyond that, we believe that several longer-term trends — such as the explosive use of video and cell phones — will continue to favor the group.

“…technology stocks have lagged
those from other industries for
most of 2006, which potentially
makes them attractive to value-
seeking investors.”

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

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5

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-29-99	2.04%	1.75%	—	–0.78%	2.04%	9.04%	—	–5.57%

B	6-20-05	1.77	—	—	3.51	1.77	—	—	4.82

C	6-20-05	5.66	—	—	6.31	5.66	—	—	8.71

I1	6-20-05	7.96	—	—	7.61	7.96	—	—	10.52

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Technology Leaders Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B1	6-20-05	$10,882	$10,482	$11,618	$11,665

C1	6-20-05	10,871	10,871	11,618	11,665

I [1,2]	6-20-05	11,052	11,052	11,618	11,665

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

NASDAQ 100 Stock Index — Index 2 — is an unmanaged index that includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 Index 2 figure as of June 30, 2005.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

Technology Leaders Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

A	$1,000.00	$939.10	$8.80

B	1,000.00	936.70	12.19

C	1,000.00	935.70	12.19

I	1,000.00	941.20	6.33

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Technology Leaders Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

A	$1,000.00	$1,016.13	$9.15

B	1,000.00	1,012.61	12.67

C	1,000.00	1,012.61	12.67

I	1,000.00	1,018.69	6.58

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.80%, 2.50%, 2.50% and 1.29% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Technology Leaders Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value
Common stocks 91.65%		$2,451,622

(Cost $2,128,427)

Application Software 2.53%		67,683

BEA Systems, Inc. (I)	4,160	67,683

Broadcasting & Cable TV 1.39%		37,312

XM Satellite Radio Holdings, Inc. (Class A) (I)	3,200	37,312

Coal & Consumable Fuels 0.83%		22,140

Aventine Renewable Energy Holdings, Inc. (I)	900	22,140

Communications Equipment 19.15%		512,136

Cisco Systems, Inc. (I)	3,640	87,833

Comverse Technology, Inc. (I)	2,925	63,677

Corning, Inc. (I)	4,700	96,021

Finisar Corp. (I)	9,100	31,668

Motorola, Inc.	2,550	58,803

Nokia Corp., American Depositary Receipt (ADR) (Finland)	2,678	53,239

Novatel Wireless, Inc. (I)(L)	3,200	26,944

QUALCOMM, Inc.	1,408	51,237

Redback Networks, Inc. (I)	2,700	42,714

Computer & Electronics Retail 1.55%		41,438

Best Buy Co., Inc.	750	41,438

Computer Hardware 4.35%		116,441

Apple Computer, Inc. (I)	1,030	83,512

Hewlett-Packard Co.	850	32,929

Computer Storage & Peripherals 4.53%		121,049

Rackable Systems, Inc. (I)(L)	2,430	75,354

SanDisk Corp. (I)	950	45,695

Data Processing & Outsourced Services 2.28%		60,926

Euronet Worldwide, Inc. (I)	2,050	60,926

Electronic Manufacturing Services 1.50%		40,194

Jabil Circuit, Inc. (I)	1,400	40,194

Household Appliances 1.95%		52,301

iRobot Corp. (I)	2,550	52,301

See notes to financial statements

Technology Leaders Fund

10

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value

Human Resource & Employment Services 1.89%		$50,638

Monster Worldwide, Inc. (I)	1,250	50,638

Integrated Oil & Gas 1.92%		51,315

Sasol Ltd. (ADR) (South Africa)	1,500	51,315

Internet Software & Services 9.17%		245,175

Akamai Technologies, Inc. (I)	1,755	82,239

DivX, Inc. (I)(L)	570	13,019

Google, Inc. (Class A) (I)	160	76,222

Opsware, Inc. (I)	3,500	31,815

Yahoo!, Inc. (I)	1,590	41,880

Movies & Entertainment 1.40%		37,500

Disney (Walt) Co. (The)	1,192	37,500

Oil & Gas Equipment & Services 2.75%		73,652

Grant Prideco, Inc. (I)	1,950	73,652

Semiconductor Equipment 5.48%		146,512

Cymer, Inc. (I)	1,400	64,862

MEMC Electronic Materials, Inc. (I)	2,300	81,650

Semiconductors 6.79%		181,623

QuickLogic Corp. (I)	7,500	22,500

Texas Instruments, Inc.	1,560	47,081

Trident Microsystems, Inc. (I)	5,300	112,042

Systems Software 16.26%		434,852

Adobe Systems, Inc.	2,089	79,904

Macrovision Corp. (I)	3,050	81,160

Microsoft Corp.	2,900	83,259

Oracle Corp. (I)	2,350	43,405

Quality Systems, Inc. (I)	2,000	84,880

Red Hat, Inc. (I)	3,800	62,244

Wireless Telecommunication Services 5.93%		158,735

American Tower Corp. (Class A) (I)	1,550	55,831

RF Micro Devices, Inc. (I)	10,000	73,000

Sprint Nextel Corp.	1,600	29,904

See notes to financial statements

Technology Leaders Fund

11

F I N A N C I A L    S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 11.92%			$318,770

(Cost $318,770)

Joint Repurchase Agreement 8.90%			238,000

Investment in a joint repurchase
agreement transaction with
Morgan Stanley — Dated 10-31-06,
due 11-01-06 (Secured by U.S.
Treasury Inflation Indexed Bond
3.375%, due 4-15-32).
Maturity value: $238,035	5.270%	$238	238,000

		Shares
Cash Equivalents 3.02%			80,770

AIM Cash Investment Trust (T)		80,770	80,770

Total investments (cost $2,447,197) 103.57%			$2,770,392

Other assets and liabilities, net (3.57%)			($95,564)

Total net assets 100.00%			$2,674,828

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Technology Leaders Fund

12

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $2,447,197) including $80,936 of securities loaned	$2,770,392
Cash	974
Receivable for shares sold	111
Dividends and interest receivable	97
Receivable from affiliates	24,853

Total assets	2,796,427

Liabilities

Payable for shares repurchased	16
Payable upon return of securities loaned	80,770
Payable to affiliates
Management fees	2,338
Distribution and service fees	159
Other	696
Other payables and accrued expenses	37,620

Total liabilities	121,599

Net assets

Capital paid-in	6,852,254
Accumulated net realized loss on investments	(4,500,621)
Net unrealized appreciation of investments	323,195

Net assets	$2,674,828

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,176,747 ÷ 224,231 shares)	$9.71
Class B ($382,223 ÷ 39,751 shares)	$9.62
Class C ($114,753 ÷ 11,937 shares)	$9.61
Class I ($1,105 ÷ 113 shares)	$9.77[1]

Maximum offering price per share

Class A2 ($9.71 ÷ 95%)	$10.22

1 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on October 31, 2006.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Technology Leaders Fund

13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $491)	$18,246
Interest	5,941
Securities lending	3,116

Total investment income	27,303

Expenses

Investment management fees (Note 2)	35,861
Distribution and service fees (Note 2)	13,379
Transfer agent fees (Note 2)	10,047
Accounting and legal services fees (Note 2)	582
Compliance fees	148
Blue sky fees	60,578
Printing	25,544
Professional fees	16,179
Custodian fees	12,045
Trustees’ fees	250
Securities lending fees	118
Interest	73
Miscellaneous	2,285

Total expenses	177,089
Less expense reductions (Note 2)	(109,920)

Net expenses	67,169

Net investment loss	(39,866)

Realized and unrealized gain (loss)

Net realized gain on investments	245,780
Change in net unrealized appreciation (depreciation) of investments	(128,662)

Net realized and unrealized gain	117,118

Increase in net assets from operations	$77,252

See notes to financial statements

Technology Leaders Fund

14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Year
	ended	ended
	10-31-05	10-31-06
Increase (decrease) in net assets

From operations
Net investment loss	($126,319)	($39,866)
Net realized gain	549,414	245,780
Change in net unrealized appreciation (depreciation)	(207,725)	(128,662)

Increase in net assets resulting from operations	215,370	77,252

From Fund share transactions	(15,338)	(959,728)

Net assets

Beginning of period	3,357,272	3,557,304

End of period	$3,557,304	$2,674,828

See notes to financial statements

Technology Leaders Fund

15

F I N A N C I A L    S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[2]	10-31-06
Per share operating performance

Net asset value, beginning of period	$8.46	$6.32	$8.42	$8.47	$9.04
Net investment loss[3]	(0.21)	(0.19)	(0.30)	(0.33)	(0.10)
Net realized and unrealized
gain (loss) on investments	(1.93)	2.29	0.35	0.90	0.77
Total from investment operations	(2.14)	2.10	0.05	0.57	0.67
Net asset value, end of period	$6.32	$8.42	$8.47	$9.04	$9.71
Total return (%)	(25.30)[4,5]	33.23[4,5]	0.59	6.73[4,5]	7.41[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4	$3	$3	$2
Ratio of net expenses to average
net assets (%)	3.27	3.19	4.13	4.62	1.80
Ratio of gross expenses to average
net assets (%)	4.38[6]	4.02[6]	4.13	6.71[6]	4.87[6]
Ratio of net investment loss
to average net assets (%)	(2.66)	(2.63)	(3.56)	(3.74)	(1.04)
Portfolio turnover (%)	73	109	54	59	104

See notes to financial statements

Technology Leaders Fund

16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[7]	10-31-06

Per share operating performance

Net asset value, beginning of period	$8.84	$9.01
Net investment loss[3]	(0.06)	(0.17)
Net realized and unrealized
gain on investments	0.23	0.78
Total from investment operations	0.17	0.61
Net asset value, end of period	$9.01	$9.62
Total return[4,5] (%)	1.92[8]	6.77

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets (%)	2.50[10]	2.50
Ratio of gross expenses to average
net assets[6] (%)	8.31[10]	5.57
Ratio of net investment loss
to average net assets (%)	(1.81)[10]	(1.76)
Portfolio turnover (%)	59	104

See notes to financial statements

Technology Leaders Fund

17

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[7]	10-31-06
Per share operating performance

Net asset value, beginning of period	$8.84	$9.01
Net investment loss[3]	(0.06)	(0.17)
Net realized and unrealized
gain on investments	0.23	0.77
Total from investment operations	0.17	0.60
Net asset value, end of period	$9.01	$9.61
Total return[4,5] (%)	1.92[8]	6.66

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets (%)	2.50[10]	2.50
Ratio of gross expenses to average
net assets[6] (%)	8.31[10]	5.57
Ratio of net investment loss
to average net assets (%)	(2.02)[10]	(1.73)
Portfolio turnover (%)	59	104

See notes to financial statements

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18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[7]	10-31-06
Per share operating performance

Net asset value, beginning of period	$8.84	$9.05
Net investment loss[3]	(0.01)	(0.05)
Net realized and unrealized
gain on investments	0.22	0.77
Total from investment operations	0.21	0.72
Net asset value, end of period	9.05	9.77
Total return[4,5] (%)	2.38[8]	7.96

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets (%)	1.29[10]	1.30
Ratio of gross expenses to average
net assets[6]	7.10[10]	4.33
Ratio of net investment loss
to average net assets (%)	(0.46)[10]	(0.57)
Portfolio turnover (%)	59	104

1 Audited by previous Auditor.
2 Effective 6-18-05, shareholders of the former Light Revolution Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Technology Leaders Fund. Additionally, the accounting and performance history of the Light Revolution Fund was redesignated as that of Class A of John Hancock Technology Leaders Fund.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not take into consideration expense reductions during the periods shown.
7 Class B, Class C and Class I shares began operations on 6-20-05.
8 Not annualized.
9 Less than $500,000.
10 Annualized.

See notes to financial statements

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19

Notes to financial statements

Note 1
Accounting policies

John Hancock Technology Leaders Fund (the “Fund”) is a diversified series of John Hancock Equity Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to Light Revolution Fund (the “Predecessor Fund”), a diversified open-end management investment company organized as a Maryland corporation. On June 17, 2005, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

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20

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail finan-cially. At October 31, 2006, the Fund loaned securities having a market value of $80,936 collateralized by cash in the amount of $80,770. The cash collateral was invested in a short-term

Technology Leaders Fund

21

instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,446,601 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $730,761, October 31, 2010 — $3,278,640 and October 31, 2011 — $437,200. Capital loss carryforward utilized for the year ended October 31, 2006, amounted to $194,890.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2005 and October 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser, at an annual rate of 1.00% of the Fund’s average daily net asset value.

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22

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses excluding distribution, and service fees and transfer agent fees, to 1.25% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A, Class B, Class C and Class I shares to 1.80%, 2.50%, 2.50% and 1.30% of each respective class’s average daily net asset value, at least until February 28, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $108,837 for the year ended October 31, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. Prior to June 17, 2005, Quasar Distributors, LLC, served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.25% of the Predecessor Fund’s average daily net asset value.

Expenses under the agreements described
above for the period ended October 31, 2006
were as follows:

Distribution and
Share class	service fees

Class A	$9,630
Class B	3,280
Class C	469
Total	$13,379

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $4,484 with regard to sales of Class A shares. Of this amount, $575 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,829 was paid as sales commissions to unrelated broker-dealers and $80 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $2,713 for Class B shares and $2,497 for Class C shares.

Technology Leaders Fund

23

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.25% of each class’s average daily net asset value, at least until February 28, 2007. Accordingly, the expense reductions related to this limitation amounted to $1,083 for the year ended October 31, 2006. Signature Services has also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There was no expense reduction related to this limitation for the year ended October 31, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $582. The Fund also paid the Adviser the amount of $3,103 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 113, 113, 113 and 113 Class A, Class B, Class C and Class I shares of beneficial interest, respectively, of the Fund on October 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Technology Leaders Fund

24

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05[1]		Year ended 10-31-06
	Shares	Amount	Shares	Amount
Class A shares

Sold	21,880	$197,339	66,081	$649,223
Repurchased	(47,794)	(424,498)	(212,206)	(1,894,208)
Net decrease	(25,914)	($227,159)	(146,125)	($1,244,985)

Class B shares[1]

Sold	24,986	$226,995	40,934	$400,503
Repurchased	(5,781)	(52,223)	(20,388)	(191,374)
Net increase	19,205	$174,772	20,546	$209,129

Class C shares[1]

Sold	3,983	$36,049	8,695	$83,095
Repurchased	—	—	(741)	(6,967)
Net increase	3,983	$36,049	7,954	$76,128

Class I shares[1]

Sold	113	$1,000	—	—
Repurchased	—	—	—	—
Net increase	113	$1,000	—	—

Net decrease	(2,613)	($15,338)	(117,625)	($959,728)

1 Class B, Class C and Class I shares began operations on 6-20-05.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $3,574,125 and $4,647,764, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $2,501,218. Gross unrealized appreciation and depreciation of investments aggregated $395,876 and $126,702, respectively, resulting in net unrealized appreciation of $269,174. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5
Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net investment income loss of $39,866 and a decrease in capital paid-in of $39,866. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclas-sifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating losses. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

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25

Note 6
Acquisition

On June 17, 2005, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as tax-free exchange of 368,620 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $3,257,918, including $412,456 of unrealized appreciation, after the close of business on June 17, 2005. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of John Hancock Technology Leaders Fund.

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26

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Equity Trust and Shareholders of John Hancock
Technology Leaders Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Technology Leaders Fund (the “Fund”) at October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years ended on or before October 31, 2004 were audited by other independent registered public accounting firms, whose reports dated November 7, 2003 and December 23, 2004, expressed unqualified opinions thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2006

27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

28

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock Technology
Leaders Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Equity Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Technology Leaders Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 20061, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

29

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the one- and three- year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index, the NYSE Arca Tech 100 Index. The Board also noted that Fund’s performance during the five-year period higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and described changes in investment personnel and processes which have been and are being implemented with the objective of improving performance. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee and sub-advisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were appreciably higher than the median of its Peer Group and Category. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s plans to reduce the Fund’s overall expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

30

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December
2005 Board meetings in connection with the Adviser’s reorganization.

31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2005	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2005	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2005	158

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

32

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2005	158

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	158

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

33

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

34

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
1Each Trustee serves until resignation, retirement age or until his or her successor is elected.
2Member of Audit Committee.
3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

35

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-338-8080 EASI-Line
1-800-554-6713 (TDD)

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

0600A 10/06
12/06

John Hancock

MUTUAL FUNDS

John Hancock

Growth Trends Fund

Annual Report

10.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 5

Notes to financial
statements
page 2 1

Trustees and officers
page 3 3

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by investing approximately one-third of its assets in equity securities of U.S. and foreign companies in each of the following sectors: financial services, health care and technology.

Over the last twelve months

► Stocks rallied, bolstered by strong economic, corporate revenue and earnings growth, a more favorable interest-rate environment and declining oil prices.

► The Fund's three sectors — financial, technology and health care — produced positive results.

► Financial stocks turned in the best performance, as they outperformed the broad market, followed by technology and health care, both of which had more modest returns.

Top holdings
Financial Services		Health Care		Technology

American International		Shire Plc	10.5%	Microsoft Corp.	9.8%
Group, Inc.
	9.8%	Aetna, Inc.	4.9%	Cisco Systems, Inc.	6.4%

Bank of America Corp.	8.5%	Baxter International, Inc.	4.7%	Hewlett-Packard Co.	6.4%

Wachovia Corp.	8.5%	Bayer AG	4.5%	Mentor Graphics Corp.	4.3%

American Express Co.	5.8%	Inverness Medical		QUALCOMM, Inc.	4.3%
		Innovations, Inc.	4.3%

Citigroup, Inc.	5.5%

As a percentage of Financial Services, Health Care and Technology net assets, respectively, on October 31, 2006.

Managers’ report

John Hancock

Growth Trends Fund

Stocks produced solid returns for the 12 months ended October 31, 2006, when the Standard & Poor’s 500 Stock Index rose 16.34% . Corporate earnings growth remained healthy, while energy prices retreated from record highs and the Federal Reserve ended its long-running campaign for higher interest rates. Against this backdrop, John Hancock Growth Trends Fund’s Class A, Class B and Class C shares posted total returns of 10.21%, 9.24% and 9.24% at net asset value, surpassing the 9.05% return of the average large growth fund, according to Morningstar, Inc.1 The Fund’s three sectors — financials, technology and health care — produced positive results. Financial stocks outperformed the broad market and the other two Fund sectors.

FINANCIALS By James K. Schmidt, CFA

Financial shares outperformed the broader market, as the Standard & Poor’s 500 Financial Index returned 19.65% . Companies whose revenues are tied to the market — investment banks, asset managers and custody banks — performed best, thanks to robust capital-markets activity. However, regional bank returns were limited by the interest rate environment, where an inverted yield curve put pressure on margins.

In the financial portfolio, we continued to favor capital-market names — where earnings growth has been quite strong among investment bankers, money managers and trading firms. Indeed, many of the top contributors for the period were in the investment banking, asset management and

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Bank of America	▲	Better-than-expected earnings
Cisco Systems	▲	Strong profit growth on increased global spending on its products
Nektar	▼	Company delays launch of inhaled insulin product

MFC Global Investment Management (U.S.), LLC Financial, Health Care and
Technology Management Teams

custody banks industry segments, or were money center banks such as Bank of America Corp., Citigroup, Inc. and JPMorgan Chase & Co., which saw significant boosts to their revenue from capital-markets activity.

It also helped to underweight the regional banks, where earnings are vulnerable to intense deposit competition and an unfavorable interest rate environment, which is taking a bite out of net interest margins. Instead, we added a select number of diversified foreign banks that we believed had solid balance sheets, better growth potential and were trading at more attractive valuations than some of their domestic counterparts.

“The Fund’s three sectors —

financials, technology and health

care — produced positive results.”

Insurance was a mixed bag, as good stock selection among property and casualty insurance stocks made this industry a key contributor. However, performance was limited by overweights among reinsurance, insurance brokers and multi-line insurance names, which generated positive returns but lagged the index. One of the financial portfolio’s biggest detractors was Scottish Re Group, a leading global life re-insurer, which saw its management team replaced and debt downgraded before being put up for sale.

We remain generally positive on the financials sector, though valuations in several industries are full and need solid earnings growth to sustain stock prices. However, it’s worth noting that the current environment of low inflation and moderate economic growth is favorable for exactly that.

HEALTH CARE By Robert C. Junkin, CPA

Health care stocks posted solid returns for the 12-month period ended October 31, 2006, although the sector lagged the broader stock market during that time span.

Growth Trends Fund

Some of our largest holdings in the health care portfolio were our best performers for the year. Shire Plc posted strong financial results, following the success of its newly launched patch treatment for Attention Deficit Hyperactivity Disorder (ADHD). We also saw good gains from Abenix, which was acquired by Amgen. FDA approval of a drug to treat HIV infection that combines three widely used medications into one pill helped propel the stock of Gilead Sciences, Inc.

On the flip side, detracting from performance was our stake in Rigel Pharmaceuticals, which plunged when the company announced that its treatment for hay fever failed to show favorable results in improving seasonal nasal allergy symptoms. Our holdings in Aspreva Pharmaceuticals Corp., which identifies, develops and commercializes new indications for approved drugs and late-stage drug candidates, declined sharply amid worries about the patent expiration of the company’s sole product. Nektar Therapeutics performed poorly as investors expressed frustration when the company delayed the launch of its new inhaled insulin product.

We’re increasingly optimistic as we head into year-end. We believe that a slowing economy will be beneficial for health care stocks. One of the key issues remains whether investors will return to more highly valued sectors — namely biotech — as opposed to the more attractively valued groups such as drug stocks in light of the events of the past two quarters of 2006.

TECHNOLOGY By Thomas P. Norton, CFA

Although they lagged the overall stock market, technology stocks posted strong returns for the 12 months ended October 31, 2006. Among our best performers was Cisco Systems, Inc., which makes routers, switchers and other networking gear. It benefited from strong revenue and profit growth in response to increases in global spending on its products and services. Hewlett-Packard Co. was another winner, rebounding under a new leadership team. We also enjoyed strong gains from electronic design software company Mentor Graphics Corp., which rose significantly thanks to better-than-expected financial results. Investors bid up the shares of Akamai Technologies, Inc., which provides Internet delivery services for Web sites and corporations, as the company generated strong sales.

SECTOR DISTRIBUTION[2]
Health care	33%
Financials	32%
Information technology	28%
Energy	2%
Materials	2%
Telecommunication
services	1%
Consumer discretionary	1%
Industrials	1%

Growth Trends Fund

Detracting from performance was our stake in Broadcom, maker of semiconductor chips for set-top boxes, cable modems, network communications equipment and a variety of other items. It declined sharply early in the period in response to disappointing financial results. We eliminated our positions in Broadcom based on our view that the company’s problems could linger for some time. Shares of Red Hat, Inc., the open-source-software developer, sank due to the company’s disappointing earnings results, stemming partly from the company’s recent acquisition of rival JBoss. Investors also were troubled by Oracle’s decision to enter the open-source-software business. Online search giant Yahoo!, Inc. also worked against us, facing increased competition for online advertising dollars from both new and established rivals.

“Financial stocks outperformed

the broad market and topped the

Fund’s results.”

Over the near term, we’re optimistic about the prospects for technology stocks. The group tends to do well in the fourth quarter of the year, in part due to the rising seasonality of the business. Additionally, technology stocks have lagged those from other industries for most of 2006, which potentially makes them attractive to value-seeking investors.

This commentary reflects the views of the managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

Growth Trends Fund

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	9-22-00	4.70%	2.26%	—	–6.64%	4.70%	11.81%	—	–34.27%

B	9-22-00	4.24	2.21	—	–6.53	4.24	11.55	—	–33.80

C	9-22-00	8.24	2.57	—	–6.53	8.24	13.55	—	–33.80

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Growth Trends Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the
Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	9-22-00	$6,620	$6,620	$10,527

C1	9-22-00	6,620	6,620	10,527

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Growth Trends Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,008.80	$8.34

Class B	1,000.00	1,006.10	11.84

Class C	1,000.00	1,006.10	11.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Trends Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,016.90	$8.37

Class B	1,000.00	1,013.40	11.88

Class C	1,000.00	1,013.40	11.88

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.35% and 2.35% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.54%		$110,823,789
(Cost $88,907,153)
Application Software 3.38%		3,766,984

BEA Systems, Inc. (I)(L)	57,900	942,033

Mentor Graphics Corp. (I)	91,000	1,535,170

Opsware, Inc. (I)	50,800	461,772

Red Hat, Inc. (I)(L)	50,550	828,009
Asset Management & Custody Banks 4.10%		4,563,568

Bank of New York Co., Inc. (The)	49,420	1,698,565

Franklin Resources, Inc.	9,500	1,082,620

State Street Corp.	27,750	1,782,383
Biotechnology 5.55%		6,175,156

Amgen, Inc. (I)	9,500	721,145

Exelixis, Inc. (I)	6,750	65,475

Gilead Sciences, Inc. (I)	18,000	1,240,200

Invitrogen Corp. (I)	20,000	1,160,200

Medarex, Inc. (I)	41,800	540,056

OSI Pharmaceuticals, Inc. (I)	16,000	612,480

Regeneration Technologies, Inc. (I)	140,000	891,800

Theravance, Inc. (I)	30,000	943,800
Coal & Consumable Fuels 0.40%		440,340

Aventine Renewable Energy Holdings, Inc. (I)	17,900	440,340
Communications Equipment 7.57%		8,427,449

Cisco Systems, Inc. (I)	95,450	2,303,208

Comverse Technology, Inc. (I)	44,300	964,411

Corning, Inc. (I)	55,500	1,133,865

Finisar Corp. (I)	92,400	321,552

Motorola, Inc.	66,509	1,533,698

Nokia Corp., American Depositary Receipt (ADR) (Finland)	32,036	636,876

QUALCOMM, Inc.	42,150	1,533,839
Computer & Electronics Retail 0.48%		538,687

Best Buy Co., Inc.	9,750	538,687

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Computer Hardware 3.09%		$3,440,054

Apple Computer, Inc. (I)	14,350	1,163,498

Hewlett-Packard Co.	58,765	2,276,556
Computer Storage & Peripherals 0.60%		668,590

SanDisk Corp. (I)	13,900	668,590
Consumer Finance 2.32%		2,582,413

American Express Co.	36,250	2,095,613

SLM Corp.	10,000	486,800
Data Processing & Outsourced Services 0.77%		855,936

Euronet Worldwide, Inc. (I)	28,800	855,936
Diversified Banks 7.48%		8,329,579

Bank of America Corp.	57,524	3,098,818

HSBC Holdings Plc (ADR) (United Kingdom) (L)	8,743	834,694

Kookmin Bank (ADR) (South Korea)	6,986	554,409

Wachovia Corp.	55,455	3,077,753

Wells Fargo & Co.	21,050	763,905
Diversified Chemicals 1.58%		1,756,066

Bayer AG (Germany) (C)	35,000	1,756,066
Diversified Financial Services 2.71%		3,019,806

Citigroup, Inc.	40,000	2,006,400

JPMorgan Chase & Co.	12,550	595,372

National Financial Partners Corp.	10,610	418,034
Electronic Manufacturing Services 1.49%		1,661,179

Jabil Circuit, Inc.	19,900	571,329

MEMC Electronic Materials, Inc. (I)	30,700	1,089,850
Health Care Distributors 0.88%		981,750

Cardinal Health, Inc.	15,000	981,750
Health Care Equipment 3.92%		4,358,587

Baxter International, Inc.	40,000	1,838,800

Hospira, Inc. (I)	35,000	1,272,250

NMT Medical, Inc. (I)	21,500	342,065

Stereotaxis, Inc. (I)	41,400	495,972

Thoratec Corp. (I)	26,000	409,500
Health Care Services 3.92%		4,365,115

Aveta, Inc. (I)(S)	97,210	1,652,570

Digene Corp. (I)	20,000	928,600

Nektar Therapeutics (I)	105,000	1,515,150

Systems Xcellence, Inc. (Canada) (I)	16,360	268,795
Health Care Supplies 2.64%		2,942,550

Inverness Medical Innovations, Inc. (I)(K)	45,000	1,696,050

PolyMedica Corp.	30,000	1,246,500

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Health Care Technology 0.21%		$237,033

AnorMED, Inc. (Canada) (I)	17,600	237,033
Household Appliances 0.60%		666,575

iRobot Corp. (I)(L)	32,500	666,575
Human Resource & Employment Services 0.60%		668,415

Monster Worldwide, Inc. (I)	16,500	668,415
Insurance Brokers 0.32%		356,224

Marsh & McLennan Cos., Inc.	12,100	356,224
Integrated Oil & Gas 0.64%		709,858

Sasol Ltd., (ADR) (South Africa)	20,750	709,858
Internet Retail 0.76%		844,788

Redback Networks, Inc. (I)	53,400	844,788
Internet Software & Services 2.47%		2,753,313

Akamai Technologies, Inc. (I)	25,350	1,187,901

Google, Inc. (Class A)	2,100	1,000,419

Yahoo!, Inc. (I)	21,450	564,993
Investment Banking & Brokerage 4.76%		5,300,968

Goldman Sachs Group, Inc. (The)	9,800	1,859,942

Legg Mason, Inc.	11,050	994,721

Lehman Brothers Holdings, Inc.	9,350	727,804

Merrill Lynch & Co., Inc.	6,500	568,230

Morgan Stanley	15,050	1,150,271
Life & Health Insurance 1.70%		1,892,666

Aflac, Inc.	18,300	822,036

Conseco, Inc. (I)	13,680	278,251

Prudential Financial, Inc.	10,300	792,379
Managed Health Care 1.74%		1,937,340

Aetna, Inc.	47,000	1,937,340
Multi-Line Insurance 4.51%		5,019,923

American International Group, Inc.	53,100	3,566,727

Genworth Financial, Inc. (Class A)	29,250	978,120

Hartford Financial Services Group, Inc. (The)	5,450	475,076
Oil & Gas Equipment & Services 0.96%		1,065,114

Grant Prideco, Inc. (I)	28,200	1,065,114
Pharmaceuticals 13.87%		15,436,474

Anesiva, Inc. (I)	60,000	443,400

Aspreva Pharmaceuticals Corp. (Canada) (I)	22,300	405,637

Astellas Pharma, Inc. (Japan)	31,545	1,418,993

AstraZeneca Plc (United Kingdom)	15,000	880,500

Auxilium Pharmaceuticals, Inc. (I)	100,000	1,260,000

Cubist Pharmaceuticals, Inc. (I)	75,000	1,670,250

Johnson & Johnson	20,000	1,348,000

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Pharmaceuticals (continued)

MGI Pharma, Inc. (I)	50,000	$951,500

Roche Holding AG (Switzerland)	7,000	1,225,148

Santarus, Inc. (I)	40,000	307,600

Schering-Plough Corp.	60,000	1,328,400

Shire Plc (ADR) (United Kingdom)	75,000	4,113,750

Spectrum Pharmaceuticals, Inc. (I)	15,340	83,296
Property & Casualty Insurance 0.69%		763,934

Ambac Financial Group, Inc.	9,150	763,934
Reinsurance 1.52%		1,692,484

PartnerRe Ltd. (Bermuda)	19,850	1,387,912

Platinum Underwriters Holdings Ltd. (Bermuda)	10,200	304,572
Semiconductor Equipment 0.77%		861,738

Cymer, Inc. (I)	18,600	861,738
Semiconductors 2.85%		3,170,732

RF Micro Devices, Inc. (I)(L)	137,000	1,000,100

Texas Instruments, Inc.	22,295	672,863

Trident Microsystems, Inc. (I)(L)	70,850	1,497,769
Specialized Finance 0.86%		961,494

Nasdaq Stock Market, Inc. (I)	26,910	961,494
Systems Software 5.55%		6,178,171

Adobe Systems, Inc. (I)	25,000	956,250

Macrovision Corp. (I)	41,000	1,091,010

Microsoft Corp.	121,850	3,498,313

Oracle Corp. (I)	34,250	632,598
Thrifts & Mortgage Finance 0.62%		694,326

Hudson City Bancorp, Inc.	50,570	694,326
Wireless Telecommunication Services 0.66%		738,410

American Tower Corp. (Class A) (I)	20,500	738,410

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

		Interest	Par value
Issuer, description, maturity date		rate	(000)	Value

Short-term investments 5.43%				$6,043,183
(Cost $6,043,183)
Joint Repurchase Agreement 0.85%				947,000

Investment in a joint repurchase
agreement transaction with
Morgan Stanley — Dated 10-31-06
due 11-01-06 (secured by U.S.
Treasury Inflation Indexed Bond
3.375% due 4-15-32).
Maturity value: $947,137		5.27%	$947	947,000

			Shares
Cash Equivalents 4.58%				5,096,183

AIM Cash Investment Trust (T)			5,096,183	5,096,183

Total investments (cost $94,950,336) 104.97%				$116,866,972

Other assets and liabilities, net (4.97%)				($5,531,389)

Total net assets 100.00%				$111,335,583

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.
(I) Non-income-producing security.
(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the
Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.
Additional information on these securities is as follows:
			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	October 31, 2006

Inverness Medical Innovations, Inc.	8-17-06	$1,361,250	1.52%	$1,696,050

(L) All or a portion of this security is on loan as of October 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,652,570 or 1.48% of the Fund’s net assets as of October 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $94,950,336) including $4,968,333 of securities loaned	$116,866,972
Receivable for investments sold	260,042
Receivable for shares sold	8,428
Dividends and interest receivable	54,046
Receivable from affiliates	149,686
Other assets	9,578
Total assets	117,348,752

Liabilities
Due to custodian	295,787
Payable for investments purchased	82,966
Payable for shares repurchased	228,546
Payable upon return of securities loaned	5,096,183
Payable to affiliates
Management fees	74,087
Distribution and service fees	11,437
Other	151,011
Other payables and accrued expenses	73,152
Total liabilities	6,013,169

Net assets
Capital paid-in	285,646,168
Accumulated net realized loss on investments and foreign currency transactions	(196,224,052)
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	21,916,793
Accumulated net investment loss	(3,326)
Net assets	$111,335,583

Net asset value per share
Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($40,011,745 ÷ 5,793,175 shares)	$6.91
Class B ($52,638,154 ÷ 7,950,572 shares)	$6.62
Class C ($18,685,684 ÷ 2,822,425 shares)	$6.62

Maximum offering price per share
Class A1 ($6.91 ÷ 95%)	$7.27

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $5,322)	$1,282,495
Interest	143,426
Securities lending	26,889
Total investment income	1,452,810

Expenses
Investment management fees (Note 2)	1,237,622
Distribution and service fees (Note 2)	931,900
Transfer agent fees (Note 2)	623,002
Accounting and legal services fees (Note 2)	27,498
Compliance fees	3,723
Custodian fees	53,448
Printing	47,891
Blue sky fees	42,174
Professional fees	21,207
Interest	13,469
Trustees’ fees	6,736
Securities lending fees	1,059
Miscellaneous	22,160
Total expenses	3,031,889
Less expense reductions (Note 2)	(429,200)
Net expenses	2,602,689
Net investment loss	(1,149,879)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	15,209,485
Foreign currency transactions	(13,623)
Change in net unrealized appreciation (depreciation) of
Investments	(2,616,379)
Translation of assets and liabilities in foreign currencies	1,120
Net realized and unrealized gain	12,580,603
Increase in net assets from operations	$11,430,724

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-05	10-31-06

Increase (decrease) in net assets
From operations
Net Investment loss	($668,807)	($1,149,879)
Net realized gain	11,846,400	15,195,862
Change in net unrealized appreciation (depreciation)	3,680,758	(2,615,259)
Increase in net assets resulting from operations	14,858,351	11,430,724
From Fund share transactions	(54,072,041)	(34,872,929)

Net assets
Beginning of period	173,991,478	134,777,788
End of period[1]	$134,777,788	$111,335,583

1 Includes accumulated net investment loss of $3,326 and $3,326, respectively.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06

Per share operating performance
Net asset value, beginning of period	$5.87	$4.49	$5.51	$5.67	$6.27
Net investment loss[1]	(0.05)	(0.03)	(0.04)	—[2,6]	(0.03)
Net realized and unrealized
gain (loss) on investments	(1.33)	1.05	0.20	0.60	0.67
Total from investment operations	(1.38)	1.02	0.16	0.60	0.64
Net asset value, end of period	$4.49	$5.51	$5.67	$6.27	$6.91
Total return[3,4] (%)	(23.51)	22.72	2.90	10.58	10.21

Ratios and supplemental data
Net assets, end of period
(in millions)	$65	$69	$58	$46	$40
Ratio of net expenses to average
net assets (%)	1.65	1.65	1.65	1.65	1.65
Ratio of gross expenses to average
net assets[5] (%)	1.88	2.02	1.86	1.95	2.00
Ratio of net investment income
(loss) to average net assets (%)	(0.91)	(0.64)	(0.62)	0.01[6]	(0.48)
Portfolio turnover (%)	68	76	40	27	70

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06

Per share operating performance
Net asset value, beginning of period	$5.83	$4.42	$5.40	$5.51	$6.06
Net investment loss[1]	(0.09)	(0.06)	(0.07)	(0.04)[6]	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.32)	1.04	0.18	0.59	0.63
Total from investment operations	(1.41)	0.98	0.11	0.55	0.56
Net asset value, end of period	$4.42	$5.40	$5.51	$6.06	$6.62
Total return[3,4] (%)	(24.19)	22.17	2.04	9.98	9.24

Ratios and supplemental data
Net assets, end of period
(in millions)	$102	$104	$85	$66	$53
Ratio of net expenses to average
net assets (%)	2.35	2.35	2.35	2.35	2.35
Ratio of gross expenses to average
net assets[5] (%)	2.58	2.72	2.56	2.65	2.70
Ratio of net investment loss
to average net assets (%)	(1.61)	(1.34)	(1.32)	(0.67)[6]	(1.18)
Portfolio turnover (%)	68	76	40	27	70

See notes to financial statements

Growth Trends Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06

Per share operating performance
Net asset value, beginning of period	$5.83	$4.42	$5.40	$5.51	$6.06
Net investment loss[1]	(0.09)	(0.06)	(0.07)	(0.04)[6]	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.32)	1.04	0.18	0.59	0.63
Total from investment operations	(1.41)	0.98	0.11	0.55	0.56
Net asset value, end of period	$4.42	$5.40	$5.51	$6.06	$6.62
Total return[3,4] (%)	(24.19)	22.17	2.04	9.98	9.24

Ratios and supplemental data
Net assets, end of period
(in millions)	$42	$41	$31	$23	$19
Ratio of net expenses to average
net assets (%)	2.35	2.35	2.35	2.35	2.35
Ratio of gross expenses to average
net assets[5] (%)	2.58	2.72	2.56	2.65	2.70
Ratio of net investment loss
to average net assets (%)	(1.61)	(1.34)	(1.32)	(0.66)[6]	(1.17)
Portfolio turnover (%)	68	76	40	27	70

1 Based on the average of the shares outstanding.
2 Less than $0.01 per share.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Does not take into consideration expense reductions during the periods shown.
6 Net investment income (loss) per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class A	$0.04	0.61%

Class B	0.04	0.62

Class C	0.04	0.62

See notes to financial statements

Growth Trends Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock Growth Trends Fund (the “Fund”) is a diversified series of John Hancock Equity Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B Shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Growth Trends Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2006, the Fund loaned securities having a market value of $4,968,333 collateralized by cash in the amount of $5,096,183. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts

Growth Trends Fund

involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on October 31, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $196,013,787 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $57,002,933, October 31, 2010 — $87,616,374 and October 31, 2011 — $51,394,480. Capital loss carryforward utilized for the year ended October 31, 2006, amounted to $14,881,322.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Growth Trends Fund

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $2,400,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $2,400,000,000.

The Adviser has agreed to limit the Fund’s management fee to 0.75% of the Fund’s average daily net assets, at least until February 28, 2007. Accordingly, the expense reductions related to management fee limitation amounted to $309,405 for the year ended October 31, 2006. The Adviser reserves the right to terminate this limitation in the future.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2008. Pursuant to this agreement, there was no reimbursement for the year ended October 31, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended October 31, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$131,024
Class B	595,539
Class C	205,337
Total	$931,900

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $44,965 with regard to sales of Class A shares. Of this amount, $6,769 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,710 was paid as sales commissions to unrelated broker-dealers and $7,486 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of

Growth Trends Fund

the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $198,499 for Class B shares and $928 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $55,056 for the year ended October 31, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

Effective July 1, 2006, the transfer agent has contractually limited transfer agent fees by implementing a transfer agent fee cap of 0.25% until at least June 30, 2007. Accordingly, the expense reductions related to transfer agent fee limitations amounted to $64,739 for the year ended October 31, 2006. Signature Services reserves the right to terminate this reimbursement limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $27,498. The Fund also paid the Adviser the amount of $859 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Growth Trends Fund

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Year ended 10-31-06
	Shares	Amount	Shares	Amount

Class A shares
Sold	812,760	$4,813,555	608,065	$4,037,541
Repurchased	(3,640,225)	(21,625,434)	(2,170,522)	(14,362,453)
Net decrease	(2,827,465)	($16,811,879)	(1,562,457)	($10,324,912)

Class B shares
Sold	457,988	$2,642,345	383,374	$2,452,637
Repurchased	(5,094,452)	(29,305,114)	(3,299,870)	(21,016,012)
Net decrease	(4,636,464)	($26,662,769)	(2,916,496)	($18,563,375)

Class C shares
Sold	156,457	$901,460	116,717	$749,987
Repurchased	(2,001,617)	(11,498,853)	(1,059,886)	(6,734,629)
Net decrease	(1,845,160)	($10,597,393)	(943,169)	($5,984,642)

Net decrease	(9,309,089)	($54,072,041)	(5,422,122)	($34,872,929)

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $84,879,729 and $113,860,684, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $95,160,601. Gross unrealized appreciation and depreciation of investments aggregated $25,005,049 and $3,298,678, respectively, resulting in net unrealized appreciation of $21,706,371. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Note 5
Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $13,623, a decrease in accumulated net investment loss of $1,149,879 and a decrease in capital paid-in of $1,163,502. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for certain foreign currency adjustments and net operating loss. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

Growth Trends Fund

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Equity Trust and Shareholders of John Hancock Growth Trends Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Trends Fund (the “Fund”) at October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2006

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock Growth
Trends Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Equity Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Growth Trends Fund (the “Fund”). The Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the five-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index — the Russell 1000 Growth Index. The Board also noted that the Fund’s performance during the three-year period was lower than the Peer Group and Category medians and higher than the performance of the benchmark index. The Board viewed favorably that the more recent performance of the Fund for the one-year period ended December 31, 2005 was higher than the performance of the Category median, and its benchmark index, and not appreciably lower than the performance of the Peer Group median.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness
of the Adviser’s and the Fund’s policies and
procedures for complying with the require-
ments of the federal securities laws, including
those relating to best execution of portfolio
transactions and brokerage allocation.

Other factors and broader review
As discussed above, the Board reviewed
detailed materials received from the Adviser
and Sub-Adviser as part of the annual re-
approval process. The Board also regularly
reviews and assesses the quality of the services
that the Fund receives throughout the year. In
this regard, the Board reviews reports of the
Adviser and Sub-Adviser at least quarterly,
which include, among other things, fund per-
formance reports and compliance reports. In
addition, the Board meets with portfolio man-
agers and senior investment officers at various
times throughout the year.

After considering the above-described factors
and based on its deliberations and its evalu-
ation of the information described above,
the Board concluded that approval of the
continuation of the Advisory Agreements for
the Fund was in the best interest of the Fund
and its shareholders. Accordingly, the Board
unanimously approved the continuation of the
Advisory Agreements.

The Board previously considered informa-
tion about the Sub-Advisory Agreement at the
September and December 2005 Board meetings
in connection with the Adviser’s reorganization.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2004	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2004	53
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2000	53
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	2004	158
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2004	158
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	158
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2000	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2000	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2004	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N    H A N C O C K    F A M I L Y    O F    F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

4600A 10/06
12/06

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Fund

Annual Report
10.31.06

CEO corner

Your fund at a glance
page 1

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 2 0

Trustees and officers
page 3 1

For more information
page 3 6

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks capital appreciation by normally investing at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are companies with market capitalizations under $2 billion, or market capitalizations within the range of those companies in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index.)

Over the last twelve months

► Small-caps led the U.S. stock market to double-digit gains, with value outpacing growth by a healthy margin.

► The Fund lagged the Russell 2000 Index, as strong buying of small-cap ETFs drove the advance of numerous lower-quality issues, and several ill-timed picks sidetracked the Fund’s results.

► Toward the end of the period, the Fed stopped raising interest rates and energy prices fell sharply, both of which fueled the advance in stocks.

John Hancock Small Cap Fund

Fund performance for the year ended October 31, 2006.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Trimble Navigation Ltd.	4.2%	LKQ Corp.	3.0%

Avocent Corp.	4.1%	PetroQuest Energy, Inc.	3.0%

Gaylord Entertainment Co.	3.7%	Transaction Systems

Philadelphia Consolidated		Architects, Inc. (Class A)	2.8%

Holding Corp.	3.6%	Warnaco Group, Inc. (The)	2.6%

Cytec Industries, Inc.	3.3%	Daktronics, Inc.	2.6%

As a percentage of net assets on October 31, 2006.

1

Manager’s report

John Hancock

Small Cap Fund

Small-cap stocks posted strong gains during the one-year review period, handily outperforming their large-cap and mid-cap counterparts. Small caps did well on a relative basis at the beginning and end of the period, when share prices were advancing. However, from roughly mid-April through early August, which included a market correction, investors favored less risky investments and large caps performed best. Value stocks maintained a considerable lead over growth shares, in part reflecting investors’ caution during the period’s more volatile phases.

Concerns on investors’ minds included the possibility of continued hikes in interest rates by the Federal Reserve Board, rising inflation and high energy prices. However, all three of those concerns eased as the summer progressed, setting the stage for a rebounding stock market in the final three months of the period. Inflation data — particularly readings on core inflation, which excludes volatile food and energy prices — eased a bit, providing the Fed with greater flexibility in implementing monetary policy. Accordingly, the central bank held short-term interest rates steady in August 2006 after 17 consecutive rate hikes from June 2004 through June 2006 and repeated its decision to stand pat in September and October. The wisdom of maintaining the status quo on interest rates was confirmed by further evidence of a softening housing market and news that the U.S. economy had slowed in the third calendar quarter to an estimated 1.6% growth rate from 2.6% in the second quarter.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS
Daktronics	▲	Expanding market for digital billboards
James River Coal	▼	Falling coal prices, rising labor costs
Secure Computing	▼	Acquisitions hampered earnings growth

2

Portfolio Manager, Independence Investments LLC Charles S. Glovsky, CFA

Along with the Fed’s decision to put its rate-hike campaign on hold, the stock market benefited from sharp declines in crude oil and natural gas prices near the end of the period. These declines were immediately felt by consumers, as pump prices for gasoline fell from over $3.00 per gallon to near the $2.00 level. Declining fuel prices freed up cash for consumers to spend elsewhere and bolstered consumer confidence.

“Small-cap stocks posted
strong gains during the
one-year review period…”

Looking at performance

For the 12 months ended October 31, 2006, John Hancock Small Cap Fund’s Class A, Class B, Class C and Class I shares returned 9.71%, 8.99%, 8.99% and 10.20%, respectively, at net asset value. By comparison, the average small-cap core fund monitored by Morningstar, Inc. returned 13.17% 1, while the Russell 2000 Index finished with a 19.98% return and the Standard & Poor’s SmallCap 600 Index returned 16.11% . Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

Our methodology of investing in undervalued stocks of companies with improving fundamentals was not in synch with the market for much of the review period. For one thing, a substantial flow of money into small-cap ETFs (exchange-traded funds) boosted the results of many lower-quality stocks that our emphasis on quality deters us from owning. Secondarily, a minimal exposure to REITs (real estate investment trusts) and utilities, both relatively defensive groups that performed well during the period, worked against the Fund’s results compared with its benchmarks. Lastly, we made a few picks that significantly detracted from performance.

Small Cap Fund

3

Energy, financials and consumer discretionary disappoint

Energy was by far the sector having the most detrimental impact on the Fund’s returns versus the Russell 2000 Index. Within that group, James River Coal Co. was the main problem, losing more than two-thirds of its value due to falling coal prices, rising labor costs and greater substitution of natural gas for coal. In the financial sector, reinsurance provider Scottish Re Group was the biggest detractor. Overly rapid expansion, combined with disappointing earnings growth and profit margins, sank the stock. Meanwhile, consumer discretionary holding Escala Group ran into trouble when the auction house experienced some challenging issues with its largest customer. Elsewhere, technology stock Secure Computing Corp., a provider of security software to enterprises, made two acquisitions that had a negative near-term impact on earnings. Also hindering performance was Cantel Medical Corp., a distributor of infection prevention and control products. Consolidation in the dialysis center market and the loss of a major contract hurt the company’s growth prospects. The Fund no longer owned Escala Group at the end of the period.

Industrials and technology boost results

Several technology holdings had an especially positive impact on the Fund’s performance. For example, Daktronics, Inc., a maker of video boards, performed well, driven by accelerating order growth for its digital billboards. Trimble Navigation Ltd. also posted strong gains. The company supplies a variety of equipment with GPS (global positioning system) capabilities and benefited from the rapid growth in that market. LKQ Corp., a leading provider of auto salvage parts, was aided by both geographic expansion and a broadening of its product line to include generic parts and refurbished wheels. Although the Fund’s health care holdings were disappointing overall compared with the Russell 2000 Index, our returns benefited from Hologic, Inc., a maker of medical imaging equipment. The company continued to experience robust demand for its new line of digital mammography devices.

INDUSTRY DISTRIBUTION[2]
Information technology	25%
Consumer discretionary	18%
Health care	16%
Financials	14%
Energy	9%
Industrials	6%
Materials	5%
Consumer staples	3%
Utilities	2%

Small Cap Fund

4

“Energy was by far the sector
having the most detrimental
impact on the Fund’s returns
versus the Russell 2000 Index.”

Outlook

While the small-cap group is no longer undervalued, we believe significant opportunities still exist on a stock-by-stock basis. Our management style is designed to find stocks that can do well even when the overall market is struggling. As we’ve just seen, high-quality small caps can temporarily underperform relative to the broader market, but we believe that over complete market cycles, they could outperform the market averages. Further, we expect the broader market environment to remain constructive, with inflation under control, a neutral if not accommodative Fed and an economy that continues to expand, albeit at a relatively modest pace. Against that backdrop, we look forward to the remainder of 2006 and the beginning of 2007.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

Small Cap Fund

5

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A1	12-16-98	4.23%	10.85%	—	10.58%	4.23%	67.38%	—	120.74%

B	12-6-04	3.99	—	—	3.98	3.99	—	—	7.71

C	12-6-04	7.99	—	—	6.00	7.99	—	—	11.71

I [2]	12-6-04	10.20	—	—	7.15	10.20	—	—	14.03

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (“CDSC”) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective December 3, 2004, shareholders of the former Independence Small Cap Portfolio became owners of that number of full and fractional shares of Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

Small Cap Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B1	12-6-04	$11,171	$10,771	$12,271	$12,330

C1,3	12-6-04	11,171	11,171	12,271	12,330

I [1,2]	12-6-04	11,403	11,403	12,271	12,330

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index — Index 1 — is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index — Index 2 — is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 Index 2 figure as of November 30, 2004.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

3 No contingent deferred sales charge applicable.

Small Cap Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$950.30	$7.80

Class B	1,000.00	947.60	11.20

Class C	1,000.00	947.60	11.20

Class I	1,000.00	952.80	5.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Small Cap Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,017.20	$8.07

Class B	1,000.00	1,013.70	11.58

Class C	1,000.00	1,013.70	11.58

Class I	1,000.00	1,019.81	5.45

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.59%, 2.29%, 2.29% and 1.07% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

Small Cap Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.94%		$250,899,860
(Cost $220,402,710)
Apparel Retail 2.00%		5,115,370

New York & Co., Inc. (I)(L)	393,490	5,115,370
Apparel, Accessories & Luxury Goods 3.64%		9,335,337

Hartmarx Corp. (I)	358,830	2,551,281

Warnaco Group, Inc. (The) (I)	319,400	6,784,056
Application Software 6.59%		16,889,510

Parametric Techonology Corp. (I)	284,450	5,558,153

Transaction Systems Architects, Inc. (Class A) (I)	209,210	7,052,469

Witness Systems, Inc. (I)	241,200	4,278,888
Auto Parts & Equipment 3.05%		7,809,519

LKQ Corp. (I)(L)	337,490	7,809,519
Coal & Consumable Fuels 0.62%		1,600,452

James River Coal Co. (I)(L)	137,260	1,600,452
Communications Equipment 4.09%		10,484,376

Avocent Corp. (I)	285,600	10,484,376
Electronic Equipment Manufacturers 2.62%		6,724,156

Daktronics, Inc.	283,600	6,724,156
Electronic Manufacturing Services 4.19%		10,741,528

Trimble Navigation Ltd. (I)	232,400	10,741,528
Health Care Equipment 6.86%		17,567,336

Cantel Medical Corp. (I)	157,300	2,260,401

Hologic, Inc. (I)(L)	58,100	2,797,515

IRIS International, Inc. (I)(L)	193,160	2,315,988

Kensey Nash Corp. (I)(L)	199,020	6,052,198

SurModics, Inc. (I)(L)	118,660	4,141,234
Health Care Services 3.92%		10,050,128

Air Methods Corp. (I)(L)	186,530	4,514,026

inVentiv Health, Inc. (I)(L)	193,570	5,536,102
Health Care Supplies 2.22%		5,676,114

Inverness Medical Innovations, Inc. (I)(L)	150,600	5,676,114

See notes to financial statements

Small Cap Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Health Care Technology 1.09%		$2,785,986

Emageon, Inc. (I)(L)	174,670	2,785,986
Home Entertainment Software 1.67%		4,276,463

Take-Two Interactive Software, Inc. (I)(L)	305,680	4,276,463
Hotels, Resorts & Cruise Lines 3.74%		9,579,328

Gaylord Entertainment Co. (I)	205,830	9,579,328
Industrial Machinery 3.71%		9,510,572

CLARCOR, Inc.	121,100	3,945,438

Watts Water Technologies, Inc. (L)	149,520	5,565,134
Investment Banking & Brokerage 0.17%		434,274

SWS Group, Inc.	15,627	434,274
It Consulting & Other Services 1.93%		4,936,549

Lionbridge Technologies, Inc. (I)	729,180	4,936,549
Life Sciences Tools & Services 2.01%		5,137,608

Kendle International, Inc. (I)	148,400	5,137,608
Oil & Gas Drilling 1.51%		3,880,443

Hercules Offshore, Inc. (I)	108,940	3,880,443
Oil & Gas Equipment & Services 0.62%		1,575,884

Metretek Technologies, Inc. (I)(L)	120,850	1,575,884
Oil & Gas Exploration & Production 5.86%		15,014,053

Forest Oil Corp. (I)	93,200	3,042,048

Mariner Energy, Inc. (I)	214,240	4,246,237

PetroQuest Energy, Inc. (I)	678,890	7,725,768
Personal Products 3.18%		8,136,961

Inter Parfums, Inc.	215,110	4,222,609

Playtex Products, Inc. (I)	280,800	3,914,352
Property & Casualty Insurance 5.18%		13,268,280

James River Group, Inc. (I)	54,740	1,641,105

National Interstate Corp.	85,359	2,405,417

Philadelphia Consolidated Holding Corp. (I)	235,730	9,221,758
Publishing 1.60%		4,098,098

Courier Corp.	104,490	4,098,098
Railroads 2.25%		5,775,866

Genesee & Wyoming, Inc. (Class A) (I)	205,620	5,775,866
Regional Banks 7.77%		19,898,914

Boston Private Financial Holdings, Inc.	184,100	5,088,524

First Community Bancorp. (Class A)	89,400	4,780,218

Placer Sierra Bancshares	146,970	3,486,128

SVB Financial Group (I)	142,200	6,544,044
Semiconductors 2.13%		5,459,900

Silicon Image, Inc. (I)	461,530	5,459,900

See notes to financial statements

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11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Specialty Chemicals 4.97%			$12,737,711

Arch Chemicals, Inc.		126,000	4,215,960

Cytec Industries, Inc.		153,850	8,521,751
Specialty Stores 4.01%			10,268,147

Build-A-Bear Workshop, Inc. (I)(L)		196,010	5,719,572

Tractor Supply Co. (I)(L)		93,940	4,548,575
Systems Software 1.92%			4,910,833

Secure Computing Corp. (I)		683,960	4,910,833
Thrifts & Mortgage Finance 1.23%			3,156,106

TierOne Corp.		98,690	3,156,106
Water Utilities 1.59%			4,064,058

Aqua America, Inc. (L)		167,590	4,064,058

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 21.50%			$55,088,923
(Cost $55,088,923)
Joint Repurchase Agreement 2.19%			5,610,000

Investment in a joint repurchase
agreement transaction with
Morgan Stanley — Dated 10-31-06
due 11-01-06 (secured by U.S.
Treasury Inflation Indexed Bond
3.375% due 4-15-32).
Maturity value: $5,610,821	5.270%	$5,610	5,610,000

		Shares
Cash Equivalents 19.31%			49,478,923

AIM Cash Investment Trust (T)		49,478,923	49,478,923

Total investments (cost $275,491,633) 119.44%			$305,988,783

Other assets and liabilities, net (19.44%)			($49,800,193)

Total net assets 100.00%			$256,188,590

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2006.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Small Cap Fund

12

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $275,491,633) including $47,881,580
of securities loaned	$305,988,783
Cash	473
Receivable for shares sold	667,114
Dividends and interest receivable	15,549
Other assets	696
Total assets	306,672,615

Liabilities

Payable for shares repurchased	680,256
Payable upon receipt of securities loaned	49,478,923
Payable to affiliates
Management fees	201,265
Distribution and service fees	14,224
Other	24,604
Other payables and accrued expenses	84,753
Total liabilities	50,484,025

Net assets

Capital paid-in	229,693,323
Accumulated net realized loss on investments	(4,001,877)
Net unrealized appreciation of investments	30,497,150
Accumulated net investment loss	(6)
Net assets	$256,188,590

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($162,093,278 ÷ 12,834,743 shares)	$12.63
Class B ($10,523,159 ÷ 844,175 shares)	$12.47
Class C ($43,663,818 ÷ 3,502,406 shares)	$12.47
Class I ($39,908,335 ÷ 3,134,053 shares)	$12.73

Maximum offering price per share

Class A1 ($12.63 ÷ 95%)	$13.29

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$703,146
Interest	319,860
Securities lending	396,171
Total investment income	1,419,177

Expenses

Investment management fees (Note 2)	2,099,239
Distribution and service fees (Note 2)	946,345
Class A, B and C transfer agent fees (Note 2)	518,817
Class I transfer agent fees (Note 2)	19,175
Accounting and legal services fees (Note 2)	42,631
Compliance fees	6,947
Blue sky fees	76,915
Custodian fees	56,373
Printing	53,443
Professional fees	21,908
Securities lending fees	17,980
Trustees’ fees	10,129
Miscellaneous	23,510
Total expenses	3,893,412
Less expense reductions (Note 2)	(24,586)
Net expenses	3,868,826
Net investment loss	(2,449,649)

Realized and unrealized gain (loss)

Net realized loss on investments	(3,242,650)
Change in net unrealized appreciation (depreciation) of investments	22,459,623
Net realized and unrealized gain	19,216,973
Increase in net assets from operations	$16,767,324

See notes to financial statements

Small Cap Fund

14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-05	10-31-06

Increase (decrease) in net assets

From operations
Net investment loss	($1,311,516)	($2,449,649)
Net realized gain (loss)	3,160,062	(3,242,650)
Change in net unrealized appreciation (depreciation)	6,081,356	22,459,623
Increase in net assets resulting from operations	7,929,902	16,767,324
Distributions to shareholders
From net realized gain
Class A	(3,749,244)	(472,311)
Class B		(40,294)
Class C		(142,287)
Class I		(152,976)
	(3,749,244)	(807,868)
From Fund share transactions	147,506,351	60,516,796

Net assets

Beginning of period	28,025,329	179,712,338
End of period[1]	$179,712,338	$256,188,590

1 Includes accumulated net investment loss of $6 and $6, respectively.

See notes to financial statements

Small Cap Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03	10-31-04	10-31-05[2]	10-31-06

Per share operating performance
Net asset value, beginning of period	$12.99	$8.22	$10.06	$11.44	$11.56
Net investment loss[3]	(0.16)	(0.05)	(0.09)	(0.11)	(0.12)
Net realized and unrealized
gain on investments	0.36[4]	2.22	1.61	1.61	1.24
Total from investment operations	0.20	2.17	1.52	1.50	1.12
Less distributions
From net realized gain	(4.97)	(0.33)	(0.14)	(1.38)	(0.05)
Net asset value, end of period	$8.22	$10.06	$11.44	$11.56	$12.63
Total return[5,6] (%)	(3.59)	27.41	15.25	13.44	9.71

Ratios and supplemental data
Net assets, end of period
(in millions)	$11	$16	$28	$105	$162
Ratio of expenses to average
net assets (%)	2.28	1.18	1.23	1.57	1.59
Ratio of gross expenses to average
net assets[7] (%)	2.69	2.60	2.23	1.65	1.60
Ratio of net investment loss
to average net assets (%)	(1.92)	(0.57)	(0.80)	(0.99)	(0.98)
Portfolio turnover (%)	92	79	129	145	74

See notes to financial statements

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16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[2,8]	10-31-06

Per share operating performance
Net asset value, beginning of period	$11.21	$11.49
Net investment loss[3]	(0.17)	(0.20)
Net realized and unrealized
gain on investments	0.45	1.23
Total from investment operations	0.28	1.03
Less distributions
From net realized gain	—	(0.05)
Net asset value, end of period	$11.49	$12.47
Total return[5,6] (%)	2.50[9]	8.99

Ratios and supplemental data
Net assets, end of period
(in millions)	$9	$11
Ratio of expenses to average
net assets (%)	2.27[10]	2.29
Ratio of gross expenses to average
net assets[7] (%)	2.35[10]	2.30
Ratio of net investment loss
to average net assets (%)	(1.67)[10]	(1.67)
Portfolio turnover (%)	145	74

See notes to financial statements

Small Cap Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[2,8]	10-31-06

Per share operating performance
Net asset value, beginning of period	$11.21	$11.49
Net investment loss [3]	(0.17)	(0.20)
Net realized and unrealized
gain on investments	0.45	1.23
Total from investment operations	0.28	1.03
From net realized gain	—	(0.05)
Net asset value, end of period	$11.49	$12.47
Total return[5,6] (%)	2.50[9]	8.99

Ratios and supplemental data
Net assets, end of period
(in millions)	$31	$44
Ratio of expenses to average
net assets (%)	2.27[10]	2.29
Ratio of gross expenses to average
net assets[7] (%)	2.35[10]	2.30
Ratio of net investment loss
to average net assets (%)	(1.67)[10]	(1.68)
Portfolio turnover (%)	145	74

See notes to financial statements

Small Cap Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[2,8]	10-31-06

Per share operating performance
Net asset value, beginning of period	$11.21	$11.60
Net investment loss[3]	(0.05)	(0.06)
Net realized and unrealized
gain on investments	0.44	1.24
Total from investment operations	0.39	1.18
Less distributions
From net realized gain	—	(0.05)
Net asset value, end of period	$11.60	$12.73
Total return[5,6] (%)	3.48[9]	10.20

Ratios and supplemental data
Net assets, end of period
(in millions)	$34	$40
Ratio of expenses to average
net assets (%)	1.10[10]	1.08
Ratio of gross expenses to average
net assets (%)	1.18[7,10]	1.08
Ratio of net investment loss
to average net assets (%)	(0.53)[10]	(0.47)
Portfolio turnover (%)	145	74

1 On 6-24-02, the Advisors’ Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisers’ Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.

2 Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

3 Based on the average of the shares outstanding.

4 The per share amount does not accord with the aggregate net losses on investments because of the sales and repurchase of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Does not take into consideration expense reductions during the periods shown.

8 Class B, Class C and Class I shares began operations on 12-6-04.

9 Not annualized.

10 Annualized.

See notes to financial statements

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19

Notes to financial statements

Note 1

 Accounting policies

John Hancock Small Cap Fund (the “Fund”) is a diversified series of John Hancock Equity Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to Independence Small Cap Portfolio, a diversified open-end management investment company organized as a Massachusetts business trust. On December 3, 2004, the Fund acquired substantially all the assets and assumed the liabilities of the former Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

Small Cap Fund

20

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2006, the Fund loaned securities having a market value of $47,881,580 collateralized by cash in the amount of $49,478,923. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,318,724 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions

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21

will be made. The entire amount of the loss carryforward expires October 31, 2014.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation of the Fund, and has not at this time quantified the impact, if any, resulting from adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the “FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $929,281 and long-term capital gain $2,819,963. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $62,230 and long-term capital gain $745,638.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Independence Investments, LLC (the “Subadviser”). The Fund is not responsible for payment of the subadvisory fees. Until December 3, 2005, the subadviser has agreed to waive its fee unless the net revenue received by the Adviser from its advisory fee exceeded the Adviser’s cumulative cost and to limit its subadvisory fee to the amount of such net revenue if less than the subadvisory fee.

The Subadviser was a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”) and an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”). MFC sold the assets of the Subadviser to a subsidiary of City National Corp. The

Small Cap Fund

22

closing took place on May 31, 2006. The Board of Trustees has approved a new subadvisory agreement with the successor to the Subadviser’s business and an interim subadvisory agreement pending shareholder approval.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to not exceed 1.05% of the Fund’s average daily net assets with respect to Class A, Class B and Class C shares and net operating expenses to 1.65%, 2.35%, 2.35% and 1.10% of the average daily net asset value of Class A, Class B, Class C and Class I shares, respectively, until February 28, 2008. There were no fee reductions during the year ended October 31, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the year ended October 31, 2006 were as follows:

Distribution and
Share Class	service fees

Class A	$429,710
Class B	105,823
Class C	410,812
Total	$946,345

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $527,053 with regard to sales of Class A shares. Of this amount, $71,835 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $451,120 was paid as sales commissions to unrelated broker-dealers and $4,098 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $28,306 for Class B shares and $12,331 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net asset value, at least until February 28, 2007. Signature Services has also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee on Class A, Class B and Class C shares if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by

Small Cap Fund

23

greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $24,586 for the year ended October 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $42,631. The Fund also paid the Adviser the amount of $659 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 89 Class A, 89 Class B, 89 Class C and 89 Class I shares of beneficial interest of the Fund on October 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Small Cap Fund

24

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Year ended 10-31-06
	Shares	Amount	Shares	Amount
Class A shares

Sold	13,170,020	$148,607,095	7,213,368	$90,180,663
Distributions reinvested	—	—	36,036	433,506
Repurchased	(6,497,042)	(74,263,560)	(3,536,982)	(43,450,941)
Net increase	6,672,978	$74,343,535	3,712,422	$47,163,228

Class B shares

Sold	873,470	$9,848,449	368,860	$4,601,372
Distributions reinvested	—	—	3,184	38,048
Repurchased	(81,490)	(919,888)	(319,849)	(3,855,544)
Net increase	791,980	$8,928,561	52,195	$783,876

Class C shares

Sold	2,801,679	$31,674,244	1,601,647	$19,839,715
Distributions reinvested	—	—	11,360	135,754
Repurchased	(65,504)	(757,401)	(846,776)	(10,158,283)
Net increase	2,736,175	$30,916,843	766,231	$9,817,186

Class I shares

Sold	3,620,434	$41,599,404	1,453,384	$17,845,858
Distributions reinvested	—	—	12,549	151,472
Repurchased	(717,801)	(8,281,992)	(1,234,513)	(15,244,824)
Net increase	2,902,633	$33,317,412	231,420	$2,752,506

Net increase	13,103,766	$147,506,351	4,762,268	$60,516,796

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $226,045,177 and $167,573,599, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $276,174,786 Gross unrealized appreciation and depreciation of investments aggregated $40,224,117 and $10,410,120, respectively, resulting in net unrealized appreciation of $29,813,997. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5

Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $28, a decrease in accumulated net investment loss of $2,449,649 and a decrease in capital paid-in of $2,449,621. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to book and tax differences in accounting for net operating losses. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Small Cap Fund

25

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Equity Trust and Shareholders of John Hancock Small Cap Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Fund (the “Fund”) at October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2006

26

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The Fund has designated distributions to shareholders of $745,638, as a long-term capital gain dividend.

The Fund hereby designates the maximum amount of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Tax Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

27

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Small Cap Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Equity Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Small Cap Fund (the “Fund”). The Board also considered the continuation of an interim investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Independence Investment LLC (the “Sub-Adviser”) and a proposed investment sub-advisory agreement (the “New Sub-Advisory Agreement”) with a newly formed subsidiary of Convergent Capital Management (“New Independence”). The Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1-2 and June 5-6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. The Board also considered factors and reached the conclusions described below relating to the selection of New Independence and the approval of the New Sub-Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

In evaluating the New Sub-Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information provided to the Independent Trustees, including: (i) the description of the transaction in which New Independence would be formed as a subsidiary of Convergent Capital Management (the “Transaction”), (ii) a description of Convergent Capital Management, (iii) the nature and quality of services rendered to the Fund, (iv) the sub-advisory fee payable to New Independence by the Adviser, (v) the qualifications and background of New Independence, as well as the qualifications of its personnel, and (vi) possible conflicts of interest that may result from or be reflected in the terms of the Transaction.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

28

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Russell 2000 Growth Index. The Board noted that the Fund’s performance during the 5-year period was appreciably higher than the performance of the Peer Group and Category medians, and its benchmark index. The Board also noted that, during the 3-year period under review, the Fund’s performance was equal to or not appreciably lower than the Peer Group and Category medians, and its benchmark index. The Board noted that, during the 1-year period under review, the Fund’s performance was higher than its benchmark index and lower than the Peer Group and Category medians.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category. The Board also noted that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than the median of its Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment

29

sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

New sub-advisory agreement with New Independence

In evaluating the New Sub-Advisory Agreement, the Board considered that the employees of the Sub-Adviser would be offered employment with New Independence. The Board also considered the Sub-Adviser’s belief that most of its employees, including the portfolio managers

30

and analysts responsible for the Fund and the executives responsible for the management of the Sub-Adviser, would become employees of New Independence. The Board considered that no material changes in the investment process or resources were anticipated to occur as a result of the Transaction. The Board strongly considered that the sub-advisory fees payable under the New Sub-Advisory Agreement would be borne by the Adviser and not the Fund, and that the proposed Transaction would not have any effect on the fees paid by the Fund to the Adviser or the consideration paid to New Independence by the Adviser. The Board also considered that sub-advisory fees to be paid by the Adviser to New Independence were identical to the fees under the existing Sub-Advisory Agreement.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the New Sub-Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved, and voted to recommend to shareholders that the Fund adopt, the New Sub-Advisory Agreement.

1 The Board considered additional information about the New Sub-Advisory Agreement and New Independence at the March 2006 Board meetings. The New Sub-Advisory Agreement became effective August 4, 2006 after shareholder approval.

31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2004	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2004	53
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2004	53
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	2004	158
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

32

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2004	158
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	158
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2004	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2004	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2004	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

33

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

34

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

35

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
Independence Investments LLC	John Hancock Signature	Independent registered
53 State Street	Services, Inc.	public accounting firm
Boston, MA 02109	1 John Hancock Way,	PricewaterhouseCoopers LLP
	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K  F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX- FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Fund.

8200A 10/06
12/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $51,175 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Growth Trends Fund - $20,175, John Hancock Small Cap Fund - $18,500 and John Hancock Technology Leaders Fund - $12,500) and $47,400 for the fiscal year ended October 31, 2006 (broken out as follows: John Hancock Growth Trends Fund - $17,050, John Hancock Small Cap Fund - $15,850 and John HancockTechnology Leaders - $14,500. John Hancock Technology Leaders Fund commenced operations on June 20, 2005. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2005 and fiscal year ended October 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $7,400 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Growth Trends Fund - $2,400, John Hancock Small Cap Fund - $2,500 and John Hancock Technology Leaders Fund - $2,500) $6,650 for the fiscal year ended October 31, 2006 (broken out as follows: John Hancock Growth Trends Fund - $2,150, John Hancock Small Cap Fund - $2,000 and John Hancock Technology Leaders Fund - $2,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2005 and fiscal year ended October 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $210,062 for the fiscal year ended October 31, 2005, and $520,432 for the fiscal year ended October 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders October recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

(c)(4) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 2, 2007